Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
Schedule of components of lease costs

The components of lease costs, which are included within general and administrative expenses in the Company’s condensed statements of operations and comprehensive loss were as follows (in thousands):

	For the Three Months Ended March 31,
	2025	2024
Lease costs:
Operating lease cost	$24	$22
Variable lease cost	22	21
Total lease costs	$46	43

The components of lease costs, which are included within general and administrative expenses in the Company’s statements of operations were as follows (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Lease costs:
Operating lease cost	$96	$90
Variable lease cost	80	83
Total lease costs	$176	173

Schedule of supplemental disclosure of cash flow information

Supplemental disclosure of cash flow information related to the lease were as follows (in thousands):

	For the Three Months Ended March 31,
	2025	2024
Operating cash flows from operating leases	$50	$49

Supplemental disclosure of cash flow information related to the lease were as follows (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Operating cash flows from operating leases	$197	$194

Schedule of weighted-average discount rate and remaining lease term

The weighted-average discount rate and remaining lease term were as follows:

	For the Three Months Ended March 31,
	2025	2024
Weighted-average discount rate	9.50%	9.50%
Weighted-average remaining lease term	2.33	3.33

	For the Year Ended
	December 31,
	2024	2023
Weighted-average discount rate	9.50%	9.50%
Weighted-average remaining lease term	2.58	3.67

Schedule of maturities of the Company's operating lease liabilities

As of March 31, 2025, the maturities of the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2025 (remaining nine months)	$95
2026	129
2027	88
Total lease payments	312
Less: imputed interest	(32)
Present value of lease liabilities	280
Less: operating lease liabilities, current portion	$106
Operating lease liabilities, net of current portion	$174

As of December 31, 2024, the maturities of the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2025	$126
2026	129
2027	88
Total lease payments	343
Less: imputed interest	(39)
Present value of lease liabilities	304
Less: operating lease liabilities, current portion	$103
Operating lease liabilities, net of current portion	$201